Organization and Nature of Operations (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
Sep. 30, 2009
Organization and Nature of Operations [Line Items]
Net proceeds from IPO	$ 152.5
ADS [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	83,500,000
Market value of shares	$ 12.50
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	167,000,000
The Company [Member] | ADS [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	13,043,500
The Company [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	26,087,000
A Direct Wholly-owned Subsidiary of Shanda [Member] | ADS [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	70,456,500
A Direct Wholly-owned Subsidiary of Shanda [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	140,913,000